Selected Quarterly Financial Data (Unaudited) - Summary of Selected Quarterly Financial Data (Detail) - USD ($)	3 Months Ended																	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Balance sheet data:
Cash & cash equivalents	$ 12,541,919	$ 5,364,582		$ 8,819,872		$ 12,460,565		$ 10,417,277		$ 69,178		$ 302,908		$ 4,483		$ 17,964		$ 12,541,919	$ 8,819,872	$ 5,364,582	$ 69,178	$ 185,256
Total assets	14,196,386	6,565,053		9,875,039		13,359,982		11,289,508		1,329,719		1,083,089		991,576		1,095,023		14,196,386	9,875,039	6,565,053	1,329,719
Total non-current liabilities		5,354,839		5,339,618		5,203,742		473,080		462,001		167,291		508,527		1,252,921			5,339,618	5,354,839	462,001
Total shareholders' equity/(deficit)	6,928,277	(220,569)		3,344,897		6,883,269		9,356,778		(12,456,014)		(10,272,840)		(8,215,261)		(29,300,361)		6,928,277	3,344,897	(220,569)	(12,456,014)	$ (27,384,895)
Statement of operations and comprehensive loss data:
Revenues	164,856	75,621		10,274		19,245		28,275		18,800		31,922		48,369		35,154		391,626	57,794	133,415	134,245
Gross profit/(loss)		(539,067)		(527,907)		(340,119)		(630,040)		(551,532)		(587,158)		(544,868)		(512,097)				(2,037,133)	(2,195,655)
Research and development expenses	677,729	1,070,278		1,310,905		1,107,678		1,008,929		710,845		975,104		690,582		710,206		2,073,391	3,427,513	4,497,790	3,086,737
General and administrative expenses	1,630,608	1,231,418		1,060,812		1,032,855		1,876,912		776,944		806,872		478,163		451,157		4,281,883	3,970,579	5,201,997	2,513,136
Sales and marketing expenses	1,055,653	890,496		812,005		423,361		11,142		19,225		5,342		27,932		96,404		2,616,218	1,246,507	2,137,004	148,903
Loss from operations	(4,358,844)	(3,731,259)		(3,711,629)		(2,904,013)		(3,527,023)		(2,058,546)		(2,374,476)		(1,741,545)		(1,769,864)		(11,900,333)	(10,142,666)	(13,873,924)	(7,944,431)
Net loss	$ (4,496,193)	$ (3,881,541)		$ (3,859,794)		$ (2,996,840)		$ (5,127,871)		$ (2,472,009)		$ (2,860,191)		$ (1,975,009)		$ (1,925,974)		$ (12,332,026)	$ (11,984,505)	$ (15,866,046)	$ (9,233,183)
Net loss per common share
Basic	$ (0.24)	$ (0.87)	[1]	$ (0.87)	[1]	$ (0.67)	[1]	$ (1.96)	[1]	$ (13.57)	[1]	$ (15.72)	[1]	$ (10.83)	[1]	$ (10.67)	[1]	$ (0.78)	$ (3.12)	$ (3.97)	$ (50.80)
Diluted	$ (0.24)	$ (0.87)	[1]	$ (0.87)	[1]	$ (0.67)	[1]	$ (1.96)	[1]	$ (13.57)	[1]	$ (15.72)	[1]	$ (10.83)	[1]	$ (10.67)	[1]	$ (0.78)	$ (3.12)	$ (3.97)	$ (50.80)
Weighted-average shares outstanding used in computing net loss per share attributable to common shareholders:
Basic	18,727,806	4,449,603		4,449,603		4,449,603		2,617,275		182,203		181,954		182,304		180,540		15,735,907	3,845,540	3,997,797	181,762
Diluted	18,727,806	4,449,603		4,449,603		4,449,603		2,617,275		182,203		181,954		182,304		180,540		15,735,907	3,845,540	3,997,797	181,762

[1]	Basic and diluted net loss per common share are computed independently for each of the components and quarters presented. Therefore, the sum of quarterly basic and diluted per share information may not equal annual basic and diluted net loss per common share.